FIXED ASSETS - NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 24,184,248			¥ 23,617,138
Other additions	104,579			857,898
Transfer in from construction-in-progress (Note 7)	743,618			729,886
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(592,201)			(1,094,769)
Transfer in from construction-in-progress after repair	952,638			1,978,860
Reclassifications	0			0
Disposals	(168,817)			(296,994)
Depreciation charges	(1,637,298)			(1,609,743)	¥ (1,662,460)
Impairment charge	(20,697)			(10,364)	(11,185)
Impairment write-off	11			12,336
Closing net book amount	23,566,081	$ 3,385,056		24,184,248	23,617,138
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	39,210,579			38,554,399
Closing net book amount	39,356,321			39,210,579	38,554,399
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(15,015,967)			(14,924,925)
Closing net book amount	(15,759,190)			(15,015,967)	(14,924,925)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(10,364)			(12,336)
Closing net book amount	(31,050)			(10,364)	(12,336)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	4,751,312			4,851,311
Other additions	4,975			6,956
Transfer in from construction-in-progress (Note 7)	238,599			162,624
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(10,523)			(60,507)
Transfer in from construction-in-progress after repair	27,451			124,345
Reclassifications	(102)			(5,631)
Disposals	(8,529)			(4,082)
Depreciation charges	(321,779)			(320,823)
Impairment charge	(20,697)			(2,881)
Impairment write-off	0			0
Closing net book amount	4,660,707			4,751,312	4,851,311
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	7,590,161			7,441,605
Closing net book amount	7,825,870			7,590,161	7,441,605
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(2,835,968)			(2,590,294)
Closing net book amount	(3,141,585)			(2,835,968)	(2,590,294)
Buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(2,881)			0
Closing net book amount	(23,578)			(2,881)	0
Tracks, bridges and service roads [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	11,213,432			11,198,306
Other additions	2,185			0
Transfer in from construction-in-progress (Note 7)	110,172			277,739
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(44,034)			(273,678)
Transfer in from construction-in-progress after repair	121,591			324,386
Reclassifications	102			0
Disposals	(87,439)			(99,463)
Depreciation charges	(214,909)			(213,858)
Impairment charge	0			0
Impairment write-off	0			0
Closing net book amount	11,101,100			11,213,432	11,198,306
Tracks, bridges and service roads [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	14,735,949			14,588,338
Closing net book amount	14,817,730			14,735,949	14,588,338
Tracks, bridges and service roads [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(3,522,517)			(3,390,032)
Closing net book amount	(3,716,630)			(3,522,517)	(3,390,032)
Tracks, bridges and service roads [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	0			0
Closing net book amount	0			0	0
Locomotives and rolling stock [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	5,609,880			4,840,070
Other additions	948			712,632
Transfer in from construction-in-progress (Note 7)	65,903			127,805
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(484,992)			(715,707)
Transfer in from construction-in-progress after repair	716,082			1,414,100
Reclassifications	238			0
Disposals	(49,855)			(167,790)
Depreciation charges	(661,484)			(611,095)
Impairment charge	0			0
Impairment write-off	0			9,865
Closing net book amount	5,196,720			5,609,880	4,840,070
Locomotives and rolling stock [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	8,218,284			7,903,204
Closing net book amount	8,102,522			8,218,284	7,903,204
Locomotives and rolling stock [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(2,608,404)			(3,053,269)
Closing net book amount	(2,905,802)			(2,608,404)	(3,053,269)
Locomotives and rolling stock [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	0			(9,865)
Closing net book amount	0			0	(9,865)
Communications and signaling systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	438,983			470,213
Other additions	28			22,784
Transfer in from construction-in-progress (Note 7)	87,732			28,629
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(24,994)			(8,042)
Transfer in from construction-in-progress after repair	28,712			40,026
Reclassifications	(412)			0
Disposals	(5,526)			(10,531)
Depreciation charges	(87,880)			(104,096)
Impairment charge	0			0
Impairment write-off	0			0
Closing net book amount	436,643			438,983	470,213
Communications and signaling systems [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	2,034,318			1,993,168
Closing net book amount	1,852,565			2,034,318	1,993,168
Communications and signaling systems [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(1,595,335)			(1,522,955)
Closing net book amount	(1,415,922)			(1,595,335)	(1,522,955)
Communications and signaling systems [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	0			0
Closing net book amount	0			0	0
Other machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	2,170,641			2,257,238
Other additions	96,443			115,526
Transfer in from construction-in-progress (Note 7)	241,212			133,089
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(27,658)			(36,835)
Transfer in from construction-in-progress after repair	58,802			76,003
Reclassifications	174			5,631
Disposals	(17,468)			(15,128)
Depreciation charges	(351,246)			(359,871)
Impairment charge	0			(7,483)
Impairment write-off	11			2,471
Closing net book amount	2,170,911			2,170,641	2,257,238
Other machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	6,631,867			6,628,084
Closing net book amount	6,757,634			6,631,867	6,628,084
Other machinery and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(4,453,743)			(4,368,375)
Closing net book amount	(4,579,251)			(4,453,743)	(4,368,375)
Other machinery and equipment [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(7,483)			(2,471)
Closing net book amount	¥ (7,472)			¥ (7,483)	¥ (2,471)

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.